CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015
Accounts receivable, net of allowance for doubtful accounts	$ 661	$ 158
Accrued expenses and other liabilities	30,564	25,993
Income tax payable	5,308	4,453
Deferred revenue	36,332	29,563
Refundable fees	$ 862	$ 5,245
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, Authorized	500,000,000	500,000,000
Ordinary shares, Issued	131,729,773	142,406,933
Ordinary shares, Outstanding	131,729,773	142,406,933
Variable Interest Entity, Primary Beneficiary
Accrued expenses and other liabilities	$ 26,279	$ 24,129
Income tax payable	3,353	3,474
Deferred revenue	35,437	29,540
Refundable fees	$ 862	$ 5,245